Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.0%)
*	Madison Square Garden Sports Corp.	15,137	2,561
*	Yelp Inc. Class A	47,671	2,084
	Cogent Communications Holdings Inc.	30,705	1,961
*	Cars.com Inc.	73,888	1,376
*	Cargurus Inc. Class A	51,896	1,122
*	TechTarget Inc.	30,276	896
	Shutterstock Inc.	13,898	610
*	Gogo Inc.	47,884	480
*	QuinStreet Inc.	32,086	401
	ATN International Inc.	12,688	386
			11,877
Consumer Discretionary (8.3%)
*	Stride Inc.	48,392	2,932
*	Adtalem Global Education Inc.	49,688	2,831
	Installed Building Products Inc.	18,618	2,802
*	Cavco Industries Inc.	9,650	2,729
*	Dorman Products Inc.	33,892	2,442
*	Asbury Automotive Group Inc.	11,073	2,323
	Academy Sports & Outdoors Inc.	42,978	2,186
	Jack in the Box Inc.	24,063	1,740
*	Frontdoor Inc.	49,971	1,716
	LCI Industries	15,153	1,644
*	Boot Barn Holdings Inc.	21,892	1,604
*	Green Brick Partners Inc.	30,377	1,441
*	Shake Shack Inc. Class A	23,748	1,438
	Bloomin' Brands Inc.	60,373	1,409
	Strategic Education Inc.	15,008	1,335
*	XPEL Inc.	25,439	1,163
	Papa John's International Inc.	17,622	1,150
	Oxford Industries Inc.	12,375	1,119
*	Gentherm Inc.	24,065	1,105
	Winnebago Industries Inc.	16,619	1,074
	Monarch Casino & Resort Inc.	16,027	1,008
*	National Vision Holdings Inc.	54,215	1,000
	Buckle Inc.	24,569	947
*	Dave & Buster's Entertainment Inc.	22,996	944
*	Six Flags Entertainment Corp.	36,836	917
*	Vista Outdoor Inc.	31,222	881
	Perdoceo Education Corp.	49,434	861
	Ethan Allen Interiors Inc.	27,303	733
*	Leslie's Inc.	143,145	706

		Shares	Market Value ($000)
	Sturm Ruger & Co. Inc.	12,899	567
	Golden Entertainment Inc.	15,818	564
*	Sabre Corp.	151,351	534
	Hibbett Inc.	8,075	505
	Dine Brands Global Inc.	11,134	484
*	Chuy's Holdings Inc.	11,656	410
*	Mister Car Wash Inc.	55,406	403
	Haverty Furniture Cos. Inc.	8,197	257
			47,904
Consumer Staples (5.7%)
*	elf Beauty Inc.	65,141	7,692
*	Simply Good Foods Co.	108,354	4,198
	J & J Snack Foods Corp.	18,458	3,037
	Inter Parfums Inc.	21,395	2,678
	WD-40 Co.	10,545	2,551
	Cal-Maine Foods Inc.	48,621	2,330
	MGP Ingredients Inc.	18,698	1,598
*	TreeHouse Foods Inc.	28,843	1,174
	Edgewell Personal Care Co.	29,176	1,016
*	National Beverage Corp.	18,981	902
	Medifast Inc.	13,020	864
*	Central Garden & Pet Co. Class A	23,538	854
	Andersons Inc.	16,569	826
	Vector Group Ltd.	69,743	747
*	Chefs' Warehouse Inc.	26,188	704
	Tootsie Roll Industries Inc.	20,845	690
	John B Sanfilippo & Son Inc.	6,546	602
	WK Kellogg Co.	43,471	487
*	Central Garden & Pet Co.	5,466	222
			33,172
Energy (5.6%)
	SM Energy Co.	141,936	5,316
	Northern Oil & Gas Inc.	108,327	4,054
	CONSOL Energy Inc.	34,435	3,673
	Patterson-UTI Energy Inc.	260,708	3,053
	Helmerich & Payne Inc.	68,979	2,499
*	Oceaneering International Inc.	86,791	1,793
	Dorian LPG Ltd.	40,624	1,721
	California Resources Corp.	22,483	1,151
	Liberty Energy Inc. Class A	55,641	1,104
	Comstock Resources Inc.	109,882	1,085
*	Callon Petroleum Co.	33,415	1,045
*	Talos Energy Inc.	64,895	903
*	Vital Energy Inc.	20,019	898
*	REX American Resources Corp.	18,105	888
	RPC Inc.	101,824	738
*	Nabors Industries Ltd.	7,302	634
	CVR Energy Inc.	19,206	610
*	US Silica Holdings Inc.	53,607	605
*	Dril-Quip Inc.	21,617	480
	Core Laboratories Inc.	26,731	473
			32,723
Financials (16.7%)
*	Mr Cooper Group Inc.	79,963	4,839
	First Bancorp	213,266	3,199
	ServisFirst Bancshares Inc.	58,583	2,997
	CVB Financial Corp.	158,330	2,831

		Shares	Market Value ($000)
	Piper Sandler Cos.	17,959	2,779
*	Bancorp Inc.	64,930	2,533
	Assured Guaranty Ltd.	33,941	2,305
	United Community Banks Inc.	92,411	2,278
	Jackson Financial Inc. Class A	44,476	2,123
*	American Equity Investment Life Holding Co.	38,477	2,122
	Ameris Bancorp	47,419	2,019
	NBT Bancorp Inc.	56,494	2,007
*	StoneX Group Inc.	32,083	1,961
	Park National Corp.	17,199	1,909
	OFG Bancorp	56,379	1,892
	EVERTEC Inc.	50,270	1,859
	Banner Corp.	41,086	1,855
	Moelis & Co. Class A	39,040	1,852
*	Palomar Holdings Inc.	29,597	1,732
	City Holding Co.	17,957	1,729
	Lakeland Financial Corp.	30,444	1,691
	Cathay General Bancorp	44,205	1,621
	Community Bank System Inc.	36,524	1,620
	Westamerica Bancorp	31,843	1,615
	Independent Bank Corp.	27,433	1,564
	First Hawaiian Inc.	79,301	1,558
	Artisan Partners Asset Management Inc. Class A	40,992	1,543
	BancFirst Corp.	17,320	1,500
	Bank of Hawaii Corp.	24,224	1,407
*	NMI Holdings Inc. Class A	50,144	1,379
	Fulton Financial Corp.	96,097	1,367
	Stellar Bancorp Inc.	56,108	1,339
*	Axos Financial Inc.	33,878	1,297
	Seacoast Banking Corp. of Florida	54,945	1,277
	First Financial Bancorp	62,566	1,264
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	51,253	1,241
*	Goosehead Insurance Inc. Class A	16,294	1,194
	Trustmark Corp.	50,390	1,154
	Pathward Financial Inc.	22,584	1,120
	WaFd Inc.	41,020	1,096
*	Trupanion Inc.	42,559	1,095
*	Triumph Financial Inc.	15,794	1,072
	Atlantic Union Bankshares Corp.	34,981	1,069
	National Bank Holdings Corp. Class A	29,770	983
	Preferred Bank	15,642	964
[1]	ARMOUR Residential REIT Inc.	54,592	961
	First Bancorp (XNGS)	29,477	924
	First Commonwealth Financial Corp.	67,356	901
	S&T Bancorp Inc.	31,555	883
*	Donnelley Financial Solutions Inc.	14,907	880
	Northwest Bancshares Inc.	79,025	880
	Dime Community Bancshares Inc.	41,777	840
	Virtus Investment Partners Inc.	4,156	813
	Safety Insurance Group Inc.	10,081	776
*	Customers Bancorp Inc.	16,839	759
	Heritage Financial Corp.	41,920	747
	FB Financial Corp.	20,999	705
*	Payoneer Global Inc.	133,006	689
	Berkshire Hills Bancorp Inc.	30,548	639
	Employers Holdings Inc.	15,921	610
	Veritex Holdings Inc.	31,839	609
	AMERISAFE Inc.	12,633	608

		Shares	Market Value ($000)
	Hanmi Financial Corp.	36,508	608
	Southside Bancshares Inc.	20,155	553
	Tompkins Financial Corp.	9,593	508
	WisdomTree Inc.	76,348	497
	TrustCo Bank Corp.	15,015	403
	Brightsphere Investment Group Inc.	20,167	352
	Northfield Bancorp Inc.	25,840	247
	Invesco Mortgage Capital Inc.	24,056	193
[1]	B. Riley Financial Inc.	9,699	178
			96,614
Health Care (12.0%)
	Ensign Group Inc.	67,221	7,197
*	Merit Medical Systems Inc.	68,947	4,934
*	Cytokinetics Inc.	114,822	3,844
*	AMN Healthcare Services Inc.	45,442	3,081
*	Corcept Therapeutics Inc.	107,934	2,749
*	Amphastar Pharmaceuticals Inc.	45,579	2,567
*	Privia Health Group Inc.	122,131	2,523
*	Glaukos Corp.	38,992	2,491
*	Prestige Consumer Healthcare Inc.	41,474	2,379
*	Dynavax Technologies Corp.	154,051	2,111
	CONMED Corp.	18,025	1,934
*	Supernus Pharmaceuticals Inc.	65,337	1,780
*	Catalyst Pharmaceuticals Inc.	119,953	1,731
*	Addus HomeCare Corp.	19,374	1,689
*	Pacira BioSciences Inc.	55,552	1,515
*	Veradigm Inc.	130,747	1,501
*	CorVel Corp.	7,044	1,471
*	UFP Technologies Inc.	8,406	1,399
*	Xencor Inc.	72,475	1,329
*	STAAR Surgical Co.	39,426	1,236
*	Harmony Biosciences Holdings Inc.	40,189	1,168
*	Vericel Corp.	32,480	1,154
*	Certara Inc.	74,269	1,070
*	Collegium Pharmaceutical Inc.	41,537	1,065
*	Ironwood Pharmaceuticals Inc. Class A	103,449	1,024
*	Vir Biotechnology Inc.	102,737	975
*	Arcus Biosciences Inc.	64,159	966
*	Innoviva Inc.	68,502	949
*	Tandem Diabetes Care Inc.	46,727	946
*	REGENXBIO Inc.	48,366	944
	US Physical Therapy Inc.	10,936	930
*	Schrodinger Inc.	28,717	893
	LeMaitre Vascular Inc.	16,353	862
*	AdaptHealth Corp. Class A	97,684	828
*	Cross Country Healthcare Inc.	40,254	816
	Premier Inc. Class A	37,032	763
*	Ligand Pharmaceuticals Inc.	10,558	616
	Embecta Corp.	32,108	589
*	BioLife Solutions Inc.	41,007	507
	Simulations Plus Inc.	12,748	500
*	ANI Pharmaceuticals Inc.	9,982	497
	HealthStream Inc.	18,559	464
*	Cytek Biosciences Inc.	52,094	362
	Mesa Laboratories Inc.	3,801	325
*	Fulgent Genetics Inc.	11,024	304
*	Avid Bioservices Inc.	51,941	264
*	Agiliti Inc.	19,236	155

		Shares	Market Value ($000)
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			69,397
Industrials (19.5%)
	Comfort Systems USA Inc.	42,788	8,283
	Applied Industrial Technologies Inc.	46,237	7,401
	Mueller Industries Inc.	135,835	5,641
	Boise Cascade Co.	47,358	5,176
	AAON Inc.	81,021	5,072
	Federal Signal Corp.	72,955	5,029
*	AeroVironment Inc.	31,358	4,315
	Franklin Electric Co. Inc.	47,594	4,236
*	Verra Mobility Corp. Class A	202,966	4,076
	Matson Inc.	42,210	4,042
	Encore Wire Corp.	20,103	3,705
	Hillenbrand Inc.	83,625	3,240
	Enpro Industries Inc.	25,001	3,211
	Albany International Corp. Class A	37,297	3,201
	Moog Inc. Class A	20,953	2,934
*	SPX Technologies Inc.	33,810	2,884
	Arcosa Inc.	38,498	2,856
*	Dycom Industries Inc.	23,854	2,478
	Griffon Corp.	48,979	2,279
*	PGT Innovations Inc.	69,792	2,247
	ESCO Technologies Inc.	20,974	2,202
	Brady Corp. Class A	35,699	2,009
	Forward Air Corp.	30,734	1,952
	UniFirst Corp.	10,656	1,839
	CSG Systems International Inc.	36,385	1,790
	Alamo Group Inc.	9,026	1,658
	Korn Ferry	30,728	1,590
	Lindsay Corp.	13,176	1,572
*	NV5 Global Inc.	15,202	1,479
	Trinity Industries Inc.	57,726	1,441
	Marten Transport Ltd.	69,006	1,301
	Standex International Corp.	9,630	1,289
*	Hub Group Inc. Class A	16,908	1,277
*	MYR Group Inc.	9,996	1,244
*	Mercury Systems Inc.	35,520	1,218
	Enerpac Tool Group Corp. Class A	44,294	1,209
*	Titan International Inc.	61,522	804
*	Sun Country Airlines Holdings Inc.	48,288	733
	Wabash National Corp.	32,612	715
	Quanex Building Products Corp.	22,483	692
	Apogee Enterprises Inc.	15,063	679
	Heartland Express Inc.	35,607	478
*	Vicor Corp.	11,534	422
	Insteel Industries Inc.	10,724	365
*	Liquidity Services Inc.	14,734	282
*,1	SunPower Corp.	57,099	237
	TTEC Holdings Inc.	11,416	214
			112,997
Information Technology (16.7%)
*	Rambus Inc.	130,539	8,834
*	SPS Commerce Inc.	43,842	7,553
*	Fabrinet	43,416	7,029
*	DoubleVerify Holdings Inc.	164,156	5,450

		Shares	Market Value ($000)
	Badger Meter Inc.	35,068	5,168
*	Axcelis Technologies Inc.	39,256	4,879
	Advanced Energy Industries Inc.	45,038	4,281
*	Diodes Inc.	54,721	3,635
	Kulicke & Soffa Industries Inc.	67,552	3,480
*	Plexus Corp.	32,873	3,349
*	Alarm.com Holdings Inc.	59,697	3,252
	InterDigital Inc.	31,590	3,156
	Progress Software Corp.	51,872	2,794
*	Extreme Networks Inc.	152,843	2,467
*	Agilysys Inc.	24,261	2,089
*	Veeco Instruments Inc.	67,399	1,923
*	NetScout Systems Inc.	86,319	1,733
*	MaxLinear Inc. Class A	88,089	1,650
*	Photronics Inc.	74,854	1,582
*	Sanmina Corp.	31,452	1,576
*	Harmonic Inc.	133,745	1,479
*	Perficient Inc.	23,714	1,467
	CTS Corp.	37,466	1,452
*	LiveRamp Holdings Inc.	43,526	1,443
*	SiTime Corp.	11,045	1,222
*	Cohu Inc.	37,572	1,192
*	OSI Systems Inc.	9,388	1,157
*	Viavi Solutions Inc.	138,379	1,118
*	Envestnet Inc.	29,084	1,106
*	PDF Solutions Inc.	36,484	1,094
	A10 Networks Inc.	83,334	1,041
*	Digi International Inc.	43,028	1,013
*	ePlus Inc.	15,472	982
*	Ultra Clean Holdings Inc.	29,403	798
*	N-able Inc.	56,425	672
*	Alpha & Omega Semiconductor Ltd.	26,838	574
	Methode Electronics Inc.	22,328	530
*	Arlo Technologies Inc.	56,415	513
*	Clearfield Inc.	15,514	395
*	CEVA Inc.	17,265	376
*	Corsair Gaming Inc.	28,941	374
*	Digital Turbine Inc.	69,328	322
	ADTRAN Holdings Inc.	58,574	306
*	Consensus Cloud Solutions Inc.	14,894	274
*	OneSpan Inc.	21,129	212
			96,992
Materials (6.7%)
	Balchem Corp.	38,565	4,810
*	ATI Inc.	95,358	4,191
	Innospec Inc.	29,743	3,125
	HB Fuller Co.	41,237	3,121
	Quaker Chemical Corp.	16,574	2,963
*	Livent Corp.	214,960	2,958
	Alpha Metallurgical Resources Inc.	9,905	2,779
	Warrior Met Coal Inc.	34,862	1,951
	Materion Corp.	14,058	1,590
*	Ingevity Corp.	40,324	1,564
	Hawkins Inc.	22,950	1,410
	Stepan Co.	16,504	1,363
	Worthington Industries Inc.	17,855	1,280
*	O-I Glass Inc.	85,280	1,259
	Sylvamo Corp.	24,257	1,219

		Shares	Market Value ($000)
	Kaiser Aluminum Corp.	19,149	1,120
	Myers Industries Inc.	44,027	776
	Haynes International Inc.	10,245	503
*	TimkenSteel Corp.	19,891	404
	Mercer International Inc.	22,652	217
			38,603
Real Estate (3.9%)
	Innovative Industrial Properties Inc.	33,537	2,739
	St. Joe Co.	42,587	2,190
	Phillips Edison & Co. Inc.	60,378	2,128
	Tanger Inc.	69,217	1,728
	CareTrust REIT Inc.	73,815	1,704
	Four Corners Property Trust Inc.	72,624	1,669
	Apple Hospitality REIT Inc.	89,009	1,484
	Urban Edge Properties	71,731	1,201
	LTC Properties Inc.	32,178	1,050
	Getty Realty Corp.	35,169	1,035
	Marcus & Millichap Inc.	28,499	981
	Veris Residential Inc.	53,638	777
	Uniti Group Inc.	128,510	711
	Armada Hoffler Properties Inc.	52,925	581
	Kennedy-Wilson Holdings Inc.	51,113	580
	Community Healthcare Trust Inc.	17,674	479
	NexPoint Residential Trust Inc.	14,551	443
	Universal Health Realty Income Trust	9,879	394
	Saul Centers Inc.	8,832	326
	eXp World Holdings Inc.	24,855	301
			22,501
Utilities (2.7%)
	American States Water Co.	30,519	2,438
	Otter Tail Corp.	30,436	2,323
	SJW Group	34,578	2,270
	California Water Service Group	42,794	2,164
	Chesapeake Utilities Corp.	17,349	1,659
	Clearway Energy Inc. Class C	54,264	1,355
	Northwest Natural Holding Co.	27,606	1,011
	Unitil Corp.	19,245	933
	Middlesex Water Co.	13,588	868
	Clearway Energy Inc. Class A	22,939	543
			15,564
Total Common Stocks (Cost $558,801)			578,344

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,159)	5.438%	21,589	2,159
Total Investments (100.2%) (Cost $560,960)				580,503
Other Assets and Liabilities—Net (-0.2%)				(951)
Net Assets (100%)				579,552
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $611,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $680,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	13	1,178	23

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	578,344	—	—	578,344
Temporary Cash Investments	2,159	—	—	2,159
Total	580,503	—	—	580,503

Derivative Financial Instruments
Assets
Futures Contracts[1]	23	—	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.